Retirement benefit obligations - Schedule of Retirement Benefit Charges to Income Statement (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Charge (credit) to the income statement
Net defined benefit pension (charge) credit	£ (11)	£ (79)	£ 125
Defined contribution pension schemes	537	434	330
Total post-employment benefit expense in profit or loss	526	355	455
Defined benefit pension schemes
Charge (credit) to the income statement
Net defined benefit pension (charge) credit	(13)	(80)	123
Other retirement benefit schemes
Charge (credit) to the income statement
Net defined benefit pension (charge) credit	£ 2	£ 1	£ 2